TAXES ON INCOME	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 14: -	TAXES ON INCOME

a.	Corporate tax rates:

The Israeli corporate income tax rate was 23% in 2023, 2022 and 2021.

b.	Foreign Exchange Regulations:

Commencing in taxable year 2012, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income) 1986 ("Foreign Exchange Regulations"). Under the Foreign Exchange Regulations, an Israeli company must calculate its tax liability in U.S. Dollars according to certain rules. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

c.	Pre-tax income (loss) is comprised as follows:

	Year ended December 31,
	2023	2022	2021

Domestic	$(64,360)	$(32,826)	$(15,419)
Foreign	2,640	2,691	2,230

	$(61,720)	$(30,135)	$(13,189)

d.	A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2023	2022	2021

Loss before taxes on income	$(61,720)	$(30,135)	$(13,189)

Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2023, 2022 and 2021, respectively)	$(14,196)	$(6,931)	$(3,034)

Changes in valuation allowance	13,131	4,116	2,604

Write off of prepaid and withholding taxes	749	1,388	875
Foreign tax rates differences related to subsidiaries	20	46	14
Non-deductible expenses and exempt income	(269)	512	71
Capital note and inter-company balances release taxes	-	544	100
Other expenses and Exchange rate differences	(37)	195	488
Non-deductible share-based compensation expense	1,586	1,925	633
Change in uncertain tax positions	100	100	100

Actual tax expense	$1,084	$1,895	$1,851

e.	Taxes on income

Income tax expense is comprised as follows:

	Year ended December 31,
	2023	2022	2021

Current taxes	$248	$391	$334
Deferred taxes expense	-	-	420
Taxes in respect of previous years	(13)	16	122
Write off of prepaid and withholding taxes	749	1,388	875
Change in expense associated with tax positions for current year	100	100	100

	$1,084	$1,895	$1,851

Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2023	2022	2021

Domestic	$822	$1,129	$973
Foreign	262	766	878

Total	$1,084	$1,895	$1,851

Domestic
Taxes in respect of previous years	$-	$(20)	$37
Write off of prepaid and withholding taxes	822	1,149	936

Total Domestic	$822	$1,129	$973

Foreign
Current taxes	$248	$391	$334
Deferred taxes expense	-	-	420
Taxes in respect of previous years	(13)	36	85
Write off of prepaid and withholding taxes	(73)	239	(61)
Change in expense associated with tax positions for current year	100	100	100

Total foreign	$262	$766	$878

Total income tax expense (benefit)	$1,084	$1,895	$1,851

f.	Net operating losses carry forward:

The Company has accumulated net operating losses for Israeli tax purposes as of December 31, 2023, in the amount of approximately $ 118,905, which may be carried forward and offset against taxable income in the future for an indefinite period. As of December 31, 2023, the Company recorded a full valuation allowance with respect to its net deferred tax assets in Allot Ltd. and wrote-off prepaid and withholding taxes of $ 6,297 as the Company does not expect to utilize these tax assets in the near future. In addition, the Company has accumulated capital losses for tax purposes as of December 31, 2023, of approximately $ 27,191, which may be carried forward and offset against taxable capital gains in the future for an indefinite period. Management currently believes that since the Company has a history of losses, and uncertainty with respect to future taxable income, it is more likely than not that the deferred tax assets regarding the loss carry forwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

The U.S. subsidiary has accumulated losses for U.S. federal income tax return purposes of approximately $ 1,615 and $ 5,414 for state taxes. The federal accumulated losses for tax purposes expire between 2027 and 2038. As of December 31, 2023, the Company recorded a valuation allowance with respect to its deferred tax assets in the US Subsidiary.

A portion of the losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of net operating losses is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the share of a corporation by more than 50 percentage points over a three-year period. The annual limitations may result in the expiration of losses before utilization.

g.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2023	2022
Deferred tax assets:
Operating and capital loss carryforwards	$34,420	$25,962
Research and development	8,423	10,260
Employee benefits	1,522	1,286
Intangible assets	353	77
Operating lease liabilities	496	1,178
Stock based compensation expenses	1,733	1,481
Onerous contract	127	-
Prepaid and withholding taxes	6,297	5,702
Other temporary differences	543	563

Deferred tax asset before valuation allowance	53,914	46,509
Valuation allowance	(49,928)	(41,917)
Deferred tax asset net of valuation allowance	3,986	4,592

Deferred tax liability:
Intangible assets	3,284	3,354
Operating lease right-of-use assets	702	1,239

Net deferred tax asset	$-	$-

As of December 31, 2023, the Company has provided a valuation allowance of approximately $50 million in respect of the Company’s deferred tax assets resulting from tax loss carryforwards and other temporary differences. Realization of deferred tax assets is dependent upon future earnings, if any, the time and amount of which are uncertain. As the Company has accumulated net operating losses for Israeli tax purposes as of December 31, 2023, in the amount of approximately $118,905, so it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to nil.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. Deferred taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. Currently, the Company does not intend to distribute any amounts of its undistributed earnings as dividends. Accordingly, no deferred income taxes have been provided in respect of these subsidiaries. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

As of December 31, 2023, $ 5,220 of undistributed earnings held by the Company’s foreign subsidiaries are designated as indefinitely reinvested. If these earnings were re-patriated to Israel, they would be subject to income taxes and to an adjustment for foreign tax credits and foreign withholding taxes in the amount of $771. The Company did not recognize deferred taxes liabilities on undistributed earnings of its foreign subsidiaries, as the Company intends to indefinitely reinvest those earnings.

h.	As of December 31, 2023 and 2022, the Company have an outstanding provision for uncertain tax position in the amount of $ 1,043 and $ 943, respectively.

The Company conducts business globally and, as a result, the Company or one or more of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Israel, France, Spain, Japan and the United States. With a few exceptions, the Company is no longer subject to Israeli tax assessment through the year 2020 and the Spanish and U.S. subsidiaries have final tax assessments through 2018 and 2019, respectively.